Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Increase in deferred mobilization and contract preparation costs	$ 5.7
Total deferred mobilization and contract preparation asset	49.8	$ 55.5
Additional deferred contract preparation and mobilization costs	19.1
Capitalized contract cost, amortization	$ 24.8